Note 16 - Condensed Consolidating Financial Information (Tables)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Consolidating Statement of Operations
Condensed Consolidating Statement of Operations
for the Year Ended December 31, 2015
(In millions)

	Parent (a)	Guarantor Subsidiaries	Non-Guarantors	Consolidating Adjustments	Consolidated
Revenues
Affiliate	$—	$615	$28	$(28)	$615
Third-party	—	492	5	—	497
Total Revenues	—	1,107	33	(28)	1,112
Costs and Expenses
Operating and maintenance expenses	19	463	1	(28)	455
Imbalance settlement gains, net and reimbursements	—	(40)	—	—	(40)
General and administrative expenses	29	73	—	—	102
Depreciation and amortization expenses	2	162	16	—	180
Loss on asset disposals and impairments	—	1	—	—	1
Total Costs and Expenses	50	659	17	(28)	698
Operating Income (Loss)	(50)	448	16	—	414
Interest and financing costs, net	—	(140)	(10)	—	(150)
Equity in earnings of unconsolidated affiliates	—	7	—	—	7
Equity in earnings of subsidiaries	300	3	—	(303)	—
Income tax expense	—	(1)	—	—	(1)
Net Earnings	$250	$317	$6	$(303)	$270

Loss attributable to Predecessors	22	—	—	—	22
Net earnings attributable to noncontrolling interest	—	(17)	(3)	—	(20)
Net earnings attributable to partners	$272	$300	$3	$(303)	$272

____________

(a)	Amounts attributable to Predecessors have been reflected in the Parent column.

Condensed Consolidating Statement of Operations
for the Year Ended December 31, 2014
(In millions)

	Parent (a)	Guarantor Subsidiaries	Non-Guarantors	Consolidating Adjustments	Consolidated
Revenues
Affiliate	$6	$491	$2	$(2)	$497
Third-party	—	103	—	—	103
Total Revenues	6	594	2	(2)	600
Costs and Expenses
Operating and maintenance expenses	32	283	—	(2)	313
Imbalance settlement gains, net and reimbursements	—	(43)	—	—	(43)
General and administrative expenses	37	37	—	—	74
Depreciation and amortization expenses	3	75	1	—	79
Gain on asset disposals and impairments	—	(4)	—	—	(4)
Total Costs and Expenses	72	348	1	(2)	419
Operating Income (Loss)	(66)	246	1	—	181
Interest and financing costs, net	—	(105)	(4)	—	(109)
Equity in earnings of unconsolidated affiliates	—	1	—	—	1
Equity in earnings (loss) of subsidiaries	136	(3)	—	(133)	—
Net Earnings (Loss)	$70	$139	$(3)	$(133)	$73

Loss attributable to Predecessors	29	—	—	—	29
Net earnings attributable to noncontrolling interest	—	(3)	—	—	(3)
Net earnings (loss) attributable to partners	$99	$136	$(3)	$(133)	$99
____________

(a)	Amounts attributable to Predecessors have been reflected in the Parent column.

Condensed Consolidating Balance Sheet
Condensed Consolidating Balance Sheet as of December 31, 2015
(In millions)

	Parent (a)	Guarantor Subsidiaries	Non-Guarantors	Consolidating Adjustments	Consolidated
ASSETS
Current Assets
Cash and cash equivalents	$11	$2	$3	$—	$16
Receivables, net
Trade	—	138	1	—	139
Affiliate	5	80	—	—	85
Other	—	—	—	—	—
Prepayments and other	4	8	—	—	12
Total Current Assets	20	228	4	—	252
Net property, plant and equipment	17	3,087	363	—	3,467
Intangibles	—	976	—	—	976
Goodwill	—	111	19	—	130
Investment in unconsolidated affiliates	—	58	—	—	58
Investments in subsidiaries	4,929	284	—	(5,213)	—
Long-term intercompany receivable	—	381	—	(381)	—
Other noncurrent assets	1	25	—	—	26
Total Assets	$4,967	$5,150	$386	$(5,594)	$4,909

LIABILITIES AND EQUITY
Current Liabilities
Accounts payable
Trade	$2	$82	$—	$—	$84
Affiliate	3	45	—	—	48
Accrued interest and financing costs	31	—	—	—	31
Other current liabilities	22	37	—	—	59
Total Current Liabilities	58	164	—	—	222
Long-term intercompany payable	363	—	18	(381)	—
Other noncurrent liabilities	—	49	—	—	49
Debt	2,836	8	—	—	2,844
Equity - TLLP	1,710	4,929	284	(5,213)	1,710
Equity - Noncontrolling interest	—	—	84	—	84
Total Liabilities and Equity	$4,967	$5,150	$386	$(5,594)	$4,909

Condensed Consolidating Balance Sheet as of December 31, 2014
(In millions)

	Parent (a)	Guarantor Subsidiaries	Non-Guarantors	Consolidating Adjustments	Consolidated
ASSETS
Current Assets
Cash and cash equivalents	$—	$17	$2	$—	$19
Receivables, net
Trade	—	121	1	—	122
Affiliate	3	66	—	—	69
Other	—	18	—	—	18
Prepayments and other	3	4	—	—	7
Total Current Assets	6	226	3	—	235
Net property, plant and equipment	56	2,918	386	—	3,360
Intangibles	—	973	—	—	973
Goodwill	—	164	—	—	164
Investment in unconsolidated affiliates	—	57	—	—	57
Investments in subsidiaries	4,233	302	—	(4,535)	—
Long-term intercompany receivable	—	191	1	(192)	—
Other noncurrent assets	—	30	—	—	30
Total Assets	$4,295	$4,861	$390	$(4,727)	$4,819

LIABILITIES AND EQUITY
Current Liabilities
Accounts payable
Trade	$8	$133	$—	$—	$141
Affiliate	3	50	—	—	53
Accrued interest and financing costs	28	—	—	—	28
Other current liabilities	24	45	—	—	69
Total Current Liabilities	63	228	—	—	291
Long-term intercompany payable	192	—	—	(192)	—
Other noncurrent liabilities	—	43	2	—	45
Debt	2,536	8	—	—	2,544
Equity - TLLP	1,504	4,233	302	(4,535)	1,504
Equity - Noncontrolling interest	—	349	86	—	435
Total Liabilities and Equity	$4,295	$4,861	$390	$(4,727)	$4,819

Condensed Consolidating Statement of Cash Flows
Condensed Consolidating Statement of Cash Flows
for the Year Ended December 31, 2015
(In millions)

	Parent (a)	Guarantor Subsidiaries	Non-Guarantors	Consolidating Adjustments	Consolidated
Cash Flows From (Used In) Operating Activities
Net cash from (used in) operating activities	$(38)	$499	$22	$(28)	$455
Cash Flows From (Used In) Investing Activities
Capital expenditures	(4)	(306)	—	—	(310)
Acquisitions	—	2	(8)	—	(6)
Investments in subsidiaries	(45)	—	—	45	—
Other investing activities	(1)	—	—	—	(1)
Net cash used in investing activities	(50)	(304)	(8)	45	(317)
Cash Flows From (Used In) Financing Activities
Proceeds from debt offering	250	—	—	—	250
Proceeds from issuance of common units, net of issuance costs	95	—	—	—	95
Proceeds from issuance of general partner units, net of issuance costs	4	—	—	—	4
Distributions to noncontrolling interest	—	(15)	(7)	—	(22)
Distributions in connection with acquisitions	(250)	—	—	—	(250)
Quarterly distributions to unitholders	(240)	—	—	—	(240)
Quarterly distributions to general partner	(68)	—	(28)	28	(68)
Repayments under revolving credit agreement	(431)	—	—	—	(431)
Borrowings under revolving credit agreement	476	—	—	—	476
Contributions by parent	—	45	—	(45)	—
Intercompany borrowings (payments)	218	(240)	22	—	—
Sponsor contributions of equity to the Predecessors	25	—	—	—	25
Financing costs	(2)	—	—	—	(2)
Capital contributions by affiliate	22	—	—	—	22
Net cash from (used in) financing activities	99	(210)	(13)	(17)	(141)
Increase (Decrease) in Cash and Cash Equivalents	11	(15)	1	—	(3)
Cash and Cash Equivalents, Beginning of Year	—	17	2	—	19
Cash and Cash Equivalents, End of Year	$11	$2	$3	$—	$16

Condensed Consolidating Statement of Cash Flows
for the Year Ended December 31, 2014
(In millions)

	Parent (a)	Guarantor Subsidiaries	Non-Guarantors	Consolidating Adjustments	Consolidated
Cash Flows From (Used In) Operating Activities
Net cash from (used in) operating activities	$(46)	$210	$(2)	$—	$162
Cash Flows From (Used In) Investing Activities
Capital expenditures	(7)	(197)	—	—	(204)
Acquisitions	—	(2,175)	(304)	—	(2,479)
Investments in subsidiaries	(2,510)	—	—	2,510	—
Distributions to parent	16	(16)	—	—	—
Proceeds from sale of assets	—	10	—	—	10
Net cash used in investing activities	(2,501)	(2,378)	(304)	2,510	(2,673)
Cash Flows From (Used In) Financing Activities
Proceeds from debt offering	1,300	—	—	—	1,300
Proceeds from issuance of common units, net of issuance costs	1,449	—	—	—	1,449
Proceeds from issuance of general partner units, net of issuance costs	29	—	—	—	29
Distributions in connection with acquisitions	(243)	—	—	—	(243)
Quarterly distributions to unitholders	(148)	—	—	—	(148)
Quarterly distributions to general partner	(35)	—	—	—	(35)
Repayments under revolving credit agreement	(386)	—	—	—	(386)
Borrowings under revolving credit agreement	646	—	—	—	646
Repayments of senior notes	(130)	—	—	—	(130)
Contributions by parent	—	2,205	305	(2,510)	—
Intercompany borrowings (payments)	17	(20)	3	—	—
Sponsor contributions of equity to the Predecessors	31	—	—	—	31
Financing costs	(32)	—	—	—	(32)
Capital contributions by affiliate	26	—	—	—	26
Net cash from financing activities	2,524	2,185	308	(2,510)	2,507
Increase (Decrease) in Cash and Cash Equivalents	(23)	17	2	—	(4)
Cash and Cash Equivalents, Beginning of Year	23	—	—	—	23
Cash and Cash Equivalents, End of Year	$—	$17	$2	$—	$19